Disclosure of defined benefit plan, assumptions used (Details) - Pension obligations [Member] - Year	Dec. 31, 2018	Dec. 31, 2017
Defined benefit cost [Member]
Statements [Line Items]
Expected rate of salary increase	2.75%	2.75%
Defined benefit cost [Member] | Males [Member]
Statements [Line Items]
Average longevity at retirement age for current pensioners (years)	21.0	20.9
Defined benefit cost [Member] | Females [Member]
Statements [Line Items]
Average longevity at retirement age for current pensioners (years)	23.7	23.3
Defined benefit cost [Member] | Benefit obligations [Member]
Statements [Line Items]
Discount rate	3.45%	3.69%
Defined benefit cost [Member] | Service cost [Member]
Statements [Line Items]
Discount rate	3.50%	3.82%
Defined benefit obligation [Member]
Statements [Line Items]
Discount rate	3.73%	3.45%
Expected rate of salary increase	2.75%	2.75%
Defined benefit obligation [Member] | Males [Member]
Statements [Line Items]
Average longevity at retirement age for current pensioners (years)	21.1	21.0
Average longevity at retirement age for current employees (future pensioners) (years)	23.0	22.9
Defined benefit obligation [Member] | Females [Member]
Statements [Line Items]
Average longevity at retirement age for current pensioners (years)	23.9	23.7
Average longevity at retirement age for current employees (future pensioners) (years)	25.6	25.5